INCOME TAX	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

20.         INCOME TAX

The Group is subject to income taxes on an entity basis, that is, on income arising in or derived from the tax jurisdiction in which the entity is domiciled.

The income tax on consolidated statements of operation and other comprehensive income represented the provision of income taxes for the operating subsidiary, Lanxi Sunrise only. No provision for the Company and Bright has been made as both companies have no operation nor assessable profits for the year ended December 31, 2011 and 2010.

All Chinese enterprises are governed by the PRC Income Tax Law and various local income tax laws, pursuant to which a company generally is subject to an income tax at an effective rate of 25% on income as reported in its statutory financial statements after appropriate tax adjustments.

The provision for income taxes consists of the followings:

	December 31,	December 31,	December 31,
	2011	2010	2009
Current Income Tax	$4,049,461	$3,267,336	$2,156,974
Deferred Income Tax	699,536	235,411	(15,290)
Income Tax	$4,748,997	$3,502,747	$2,141,684

The components of net deferred tax liabilities are as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
Deferred tax assets:
Accrued Pension	$-	$-	$25,739
Accrued Expenses	-	-	17,950
Bad Debt Allowance	6,792	90,538	175,387
Fixed assets provision	36,883	35,091	34,090
Deferred Subsidy Income	460,768	461,281	214,228
Total deferred tax assets	$504,443	$586,910	$467,394
Deferred tax liabilities:
Subsidy Receivable	$(433,655)	$(1,202,102)	$(832,981)
Net deferred tax liabilities	$70,788	$(615,192)	$(365,587)

Reported as:
Current deferred tax assets	$30,863	$113,440	$228,794
Current deferred tax liabilities	(117,188)	(722,549)	(362,333)
Non-current deferred tax assets	473,580	473,470	238,600
Non-current deferred tax liabilities	(316,467)	(479,553)	(470,648)
Net deferred taxes	$70,788	$(615,192)	(365,587)

The effective tax rate differed from the statutory income tax rate is as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
China statutory income tax rate	25%	25%	25%
Effect of:
Non-deductible expenses	0.4%	(3.57)%	1.23%
Change in income tax rate and others			-
Effective Tax Rate	25.4%	21.43%	26.23%